NOTES AND LOANS PAYABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total notes And loan payable	$ 801,701	$ 421,596
Total notes And loan payable	(801,701)	(421,596)
Total loans to unaffiliated parties	559,393	421,596
Total loans current portion	(534,745)	(421,596)
TotalLong-term portion	24,648
Insurance Financing [Member]
Debt Instrument [Line Items]
Total notes And loan payable	43,696	11,187
Total notes And loan payable	(43,696)	(11,187)
Related Party Loans [Member]
Debt Instrument [Line Items]
Total notes And loan payable	242,308
Total notes And loan payable	(242,308)
Lines Of Credit [Member]
Debt Instrument [Line Items]
Total notes And loan payable	478,780	410,409
Total notes And loan payable	(478,780)	(410,409)
Equipment Financing [Member]
Debt Instrument [Line Items]
Total notes And loan payable	36,917
Total notes And loan payable	(36,917)
Related Parties [Member]
Debt Instrument [Line Items]
Total notes And loan payable
Total notes And loan payable	$ (242,308)
Total notes And loan payable